Business Segment Information (Tables)	6 Months Ended
Jun. 30, 2014
Distribution of Net Revenue by Geographical Area
a) The distribution of net revenue by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2014	2013	2014	2013
	(In thousands)		(in thousands)

Ireland	$88,724	$69,337	$174,085	$130,331
Rest of Europe	98,130	84,822	184,531	169,858
U.S.	147,370	139,458	289,049	274,933
Rest of World	41,796	40,602	77,989	75,886

Total	$376,020	$334,219	$725,654	$651,008
* All sales shown for Ireland are export sales.

Distribution of Income from Operations by Geographical Area
b) The distribution of income from operations, including restructuring and other items, by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2014	2013	2014	2013
	(in thousands)		(in thousands)

Ireland	$26,736	$12,827	$54,870	$24,843
Rest of Europe	7,970	3,531	14,371	7,317
U.S.	9,646	7,740	16,340	13,277
Rest of World	3,936	2,201	5,705	3,858

Total	$48,288	$26,299	$91,286	$49,295

c) The distribution of income from operations, excluding restructuring and other items, by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2014	2013	2014	2013
	(in thousands)		(in thousands)

Ireland	$26,736	$13,556	$54,870	$25,897
Rest of Europe	7,970	5,198	14,371	10,755
U.S.	9,646	9,579	16,340	17,369
Rest of World	3,936	2,587	5,705	4,307

Total	$48,288	$30,920	$91,286	$58,328

Distribution of Property, Plant and Equipment, Net, by Geographical Area
d) The distribution of property, plant and equipment, net, by geographical area was as follows:

	June 30,	December 31,
	2014	2013
	(in thousands)

Ireland	$99,016	$103,868
Rest of Europe	19,096	14,630
U.S.	33,476	33,947
Rest of World	8,582	8,385

Total	$160,170	$160,830

Distribution of Depreciation and Amortization by Geographical Area
e) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2014	2013	2014	2013
	(in thousands)		(in thousands)

Ireland	$5,257	$4,836	$10,406	$9,825
Rest of Europe	1,376	1,688	2,699	3,422
U.S.	5,410	3,987	9,613	7,705
Rest of World	879	1,009	1,752	2,024

Total	$12,922	$11,520	$24,470	$22,976

Distribution of Total Assets by Geographical Area
f) The distribution of total assets by geographical area was as follows:

	June 30,	December 31,
	2014	2013
	(in thousands)

Ireland	$496,148	$581,568
Rest of Europe	344,450	321,661
U.S.	630,474	486,232
Rest of World	54,668	52,999

Total	$1,525,740	$1,442,460